Revenue Recognized Under Previous Guidance (Notes)	12 Months Ended
Dec. 31, 2018
Revenue Recognized Under Previous Guidance [Abstract]
Deferred Revenue Disclosure [Text Block]
2. REVENUE RECOGNIZED UNDER PREVIOUS GUIDANCE

As noted in Note 1, “Basis of Presentation and Significant Accounting Policies” the Company adopted the new revenue recognition guidance effective January 1, 2018, using the modified retrospective approach. As a result, we recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of retained earnings as of January 1, 2018. Adopting the new standard primarily impacted the deferral of incremental commission costs of obtaining SaaS contracts with customers. Other changes impact the timing of recognition for term-based software license sales and renewals, and estimating variable consideration at contract inception.

The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. As such, the following table presents the results under the previous guidance:

	For the year ended December 31, 2018
In millions, except per share amounts	Under Current Guidance	Adjustments	Under Previous Guidance
Consolidated Statement of Operations
Product revenue	$2,341	$(32)	$2,309
Cost of products	1,988	(16)	1,972
Selling, general and administrative expenses	1,005	1	1,006
Total operating expenses	6,214	(15)	6,199
Income (loss) from operations	191	(17)	174
Loss from continuing operations before income taxes	39	(17)	22
Income tax benefit	73	(4)	69
Loss from continuing operations	(34)	(13)	(47)
Net loss	(86)	(13)	(99)
Net loss attributable to NCR	$(88)	$(13)	$(101)
Loss per common share from continuing operations
Basic	$(0.72)	$(0.11)	$(0.83)
Diluted	$(0.72)	$(0.11)	$(0.83)
Net loss per common share
Basic	$(1.16)	$(0.11)	$(1.27)
Diluted	$(1.16)	$(0.11)	$(1.27)

	As of December 31, 2018
In millions	Under Current Guidance	Adjustments	Under Previous Guidance
Consolidated Balance Sheet
Assets
Accounts receivable, net	$1,356	$22	$1,378
Other current assets	397	(9)	388
Total current assets	3,023	13	3,036
Deferred income taxes	448	5	453
Other assets	504	(14)	490
Total Assets	$7,761	$4	$7,765

Liabilities
Contract liabilities	$461	$18	$479
Other current liabilities	501	3	504
Total current liabilities	2,282	21	2,303
Total liabilities	6,489	21	6,510
Retained earnings	606	(17)	589
Total NCR stockholders’ equity	395	(17)	378
Total stockholders’ equity	399	(17)	382
Total liabilities and stockholders’ equity	$7,761	$4	$7,765